SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Computers, software, and office equipment	1 – 6 years
Machinery and equipment	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life
Operating / shop equipment	4 – 7 years
Transportation equipment	5 – 6 years

SCHEDULE OF INVENTORY	Inventory is comprised of:
Finished Goods	$33,000
Parts	$128,235
Total	$161,235